AST MFS GROWTH PORTFOLIO
SCHEDULE OF INVESTMENTS	as of September 30, 2021 (unaudited)
	Shares	Value
Long-Term Investments — 99.7%
Common Stocks
Biotechnology — 0.7%
Alnylam Pharmaceuticals, Inc.*	12,792	$2,415,258
Vertex Pharmaceuticals, Inc.*	26,434	4,794,863
		7,210,121
Building Products — 0.5%
Johnson Controls International PLC	84,335	5,741,527
Capital Markets — 3.0%
Charles Schwab Corp. (The)	147,446	10,739,966
MSCI, Inc.	34,964	21,270,000
		32,009,966
Chemicals — 1.5%
Sherwin-Williams Co. (The)	55,610	15,555,785
Construction Materials — 1.3%
Vulcan Materials Co.	82,932	14,028,777
Electrical Equipment — 0.8%
AMETEK, Inc.	70,917	8,794,417
Entertainment — 4.4%
Activision Blizzard, Inc.	73,019	5,650,941
Electronic Arts, Inc.	59,653	8,485,639
Netflix, Inc.*	28,465	17,373,328
ROBLOX Corp. (Class A Stock)*(a)	41,060	3,102,083
Sea Ltd. (Taiwan), ADR*	33,299	10,613,390
Take-Two Interactive Software, Inc.*	15,407	2,373,757
		47,599,138
Equity Real Estate Investment Trusts (REITs) — 1.1%
American Tower Corp.	25,044	6,646,928
Equinix, Inc.	6,727	5,315,205
		11,962,133
Health Care Equipment & Supplies — 6.5%
Abbott Laboratories	130,046	15,362,334
Becton, Dickinson & Co.	16,987	4,175,744
Boston Scientific Corp.*	293,923	12,753,319
Danaher Corp.	83,881	25,536,732
Edwards Lifesciences Corp.*	80,122	9,070,612
STERIS PLC	17,394	3,553,246
		70,451,987
Hotels, Restaurants & Leisure — 1.2%
Airbnb, Inc. (Class A Stock)*	1,579	264,877
Chipotle Mexican Grill, Inc.*	3,672	6,673,934
MGM Resorts International	47,722	2,059,204
Starbucks Corp.	31,068	3,427,111
		12,425,126
Household Products — 0.8%
Colgate-Palmolive Co.	115,213	8,707,799
Industrial Conglomerates — 0.5%
Roper Technologies, Inc.	12,954	5,779,168
Insurance — 0.7%
Aon PLC (Class A Stock)	24,345	6,957,071
	Shares	Value
Common Stocks (continued)
Interactive Media & Services — 12.4%
Alphabet, Inc. (Class A Stock)*	22,841	$61,065,870
Alphabet, Inc. (Class C Stock)*	7,011	18,686,489
Bumble, Inc. (Class A Stock)*(a)	37,039	1,851,209
Facebook, Inc. (Class A Stock)*	120,034	40,738,339
Match Group, Inc.*	72,850	11,436,722
		133,778,629
Internet & Direct Marketing Retail — 7.7%
Amazon.com, Inc.*	25,083	82,398,658
IT Services — 9.6%
Mastercard, Inc. (Class A Stock)	91,021	31,646,181
PayPal Holdings, Inc.*	103,096	26,826,610
Shopify, Inc. (Canada) (Class A Stock)*	3,717	5,039,434
Square, Inc. (Class A Stock)*	50,866	12,199,702
Visa, Inc. (Class A Stock)(a)	125,867	28,036,874
		103,748,801
Life Sciences Tools & Services — 3.0%
ICON PLC (Ireland)*	43,323	11,351,493
Thermo Fisher Scientific, Inc.	37,122	21,208,912
		32,560,405
Media — 1.3%
Charter Communications, Inc. (Class A Stock)*	19,119	13,910,220
Multiline Retail — 0.3%
Dollar General Corp.	17,157	3,639,686
Personal Products — 1.4%
Estee Lauder Cos., Inc. (The) (Class A Stock)	51,169	15,347,118
Pharmaceuticals — 1.3%
Zoetis, Inc.	69,161	13,426,917
Professional Services — 4.4%
Clarivate PLC*	253,980	5,562,162
CoStar Group, Inc.*	99,013	8,521,059
Equifax, Inc.	32,633	8,269,855
TransUnion	93,423	10,492,337
Verisk Analytics, Inc.	74,512	14,922,518
		47,767,931
Road & Rail — 0.8%
Canadian Pacific Railway Ltd. (Canada)(a)	59,870	3,895,741
Uber Technologies, Inc.*	113,685	5,093,088
		8,988,829
Semiconductors & Semiconductor Equipment — 5.9%
Applied Materials, Inc.	79,358	10,215,755
ASML Holding NV (Netherlands)	15,518	11,562,617
Lam Research Corp.	25,697	14,625,448
NVIDIA Corp.	129,903	26,910,705
		63,314,525
Software — 23.2%
Adobe, Inc.*	77,866	44,829,013
Atlassian Corp. PLC (Class A Stock)*	16,340	6,395,803
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AST MFS GROWTH PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2021 (unaudited)
	Shares	Value
Common Stocks (continued)
Software (cont’d.)
Autodesk, Inc.*	47,933	$13,669,054
Black Knight, Inc.*	33,396	2,404,512
Cadence Design Systems, Inc.*	50,019	7,574,877
Intuit, Inc.	50,639	27,320,247
Microsoft Corp.	397,576	112,084,626
salesforce.com, Inc.*	58,194	15,783,377
ServiceNow, Inc.*	21,986	13,681,228
Synopsys, Inc.*	19,497	5,837,597
		249,580,334
Specialty Retail — 0.3%
Ross Stores, Inc.	33,150	3,608,377
Technology Hardware, Storage & Peripherals — 3.8%
Apple, Inc.	286,365	40,520,647
Textiles, Apparel & Luxury Goods — 1.3%
Lululemon Athletica, Inc.*	11,437	4,628,554
NIKE, Inc. (Class B Stock)	63,046	9,156,170
		13,784,724

Total Long-Term Investments (cost $776,315,089)		1,073,598,816
Short-Term Investments — 3.1%
Affiliated Mutual Funds
PGIM Core Ultra Short Bond Fund(wa)	4,620,618	4,620,618
PGIM Institutional Money Market Fund (cost $28,805,878; includes $28,803,990 of cash collateral for securities on loan)(b)(wa)	28,823,172	28,805,878

Total Short-Term Investments (cost $33,426,496)		33,426,496

TOTAL INVESTMENTS—102.8% (cost $809,741,585)		1,107,025,312

Liabilities in excess of other assets — (2.8)%		(29,669,883)

Net Assets — 100.0%		$1,077,355,429

Below is a list of the abbreviation(s) used in the quarterly schedule of portfolio holdings:
ADR	American Depositary Receipt
REITs	Real Estate Investment Trust

*	Non-income producing security.
(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $27,775,974; cash collateral of $28,803,990 (included in liabilities) was received with which the Portfolio purchased highly liquid short-term investments. In the event of significant appreciation in value of securities on loan on the last business day of the reporting period, the Portfolio may reflect a collateral value that is less than the market value of the loaned securities and such shortfall is remedied the following business day.
(b)	Represents security, or portion thereof, purchased with cash collateral received for securities on loan and includes dividend reinvestment.
(wa)	PGIM Investments LLC, the co-manager of the Portfolio, also serves as manager of the PGIM Core Ultra Short Bond Fund and PGIM Institutional Money Market Fund, if applicable.

Other information regarding the Portfolio is available in the Portfolio’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).
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